Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2013
Vanguard Balanced Index Fund - Investor Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	$ 25
3 YEAR	77
5 YEAR	135
10 YEAR	306
Vanguard Balanced Index Fund - Admiral Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Balanced Index Fund - Institutional Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	8
3 YEAR	26
5 YEAR	45
10 YEAR	103
Vanguard Balanced Index Fund - Signal Shares | Vanguard Balanced Index Fund
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115
Vanguard Managed Payout Fund - Investor Shares | Vanguard Managed Payout Fund
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	$ 431